UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-09749

LIFETIME ACHIEVEMENT FUND, INC.
(Exact Name of Registrant as Specified in Charter)

15858 West Dodge Road, Suite 310, Omaha, Nebraska  68118
 (Address of Principal Executive Offices)  (Zip Code)

(402) 330-1166
(Registrant's Telephone Number, Including Area Code)

Manarin Investment Counsel, Ltd.
15858 West Dodge Road, Suite 310
Omaha, Nebraska 68118
(Name and Address of Agent for Service)

Copies to:

JoAnn M. Strasser
Thompson Hine LLP.
312 Walnut Street, 14th floor
Cincinnati, Ohio 45202

Date of fiscal year end: December 31

Date of reporting period: July 1, 2009 – June 30, 2010

Item 1.  Proxy Voting Record.

Softbrands, Inc.

	Exchange Ticker Symbol:	SBN	CUSIP:	83402A107

	Shareholder Meeting Date:	8/12/2009		Special Meeting

Proposed by
	Proposal	Issuer	Security Holder	Voted	LFTAX Voted	Management Recommended
1	Proposal to adopt the agreement and plan of merger,	X		YES	FOR	FOR
dated June 11, 2009, by and among Steel Holdings, Inc.,
Steel Merger Sub, Inc. and Softbrands, Inc.
2	Proposal to adjourn the special meeting, if necessary, to	X		YES	FOR	FOR
solicit additional proxies if there are not sufficient votes in favor of adoption of the merger agreement.

iShares US Home Construction Index Fund

	Exchange Ticker Symbol:	ITB	CUSIP:	464288752

	Shareholder Meeting Date:	11/4/2009		Special Meeting

Proposed by
	Proposal	Issuer	Security Holder	Voted	LFTAX Voted	Management Recommended
1	To approve a new investment advisory agreement between each	X		YES	Proportional	FOR
company, on behalf of each of its funds, and Barclays Global Fund
Advisors.

iShares US Home Construction Index Fund

	Exchange Ticker Symbol:	ITB	CUSIP:	464288752

	Shareholder Meeting Date:	11/4/2009		Special Meeting

Proposed by
	Proposal	Issuer	Security Holder	Voted	LFTAX Voted	Management Recommended
1.01	Elect Director George G.C. Parker	X		YES	Proportional	FOR
1.02	Elect Director J. Darrell Duffie	X		YES	Proportional	FOR
1.03	Elect Director Cecilia H. Herbert	X		YES	Proportional	FOR
1.04	Elect Director Charles A. Hurty	X		YES	Proportional	FOR
1.05	Elect Director John E. Kerrigan	X		YES	Proportional	FOR
1.06	Elect Director Robert H. Silver	X		YES	Proportional	FOR
1.07	Elect Director Lee T. Kranefuss	X		YES	Proportional	FOR
1.08	Elect Director John E. Martinez	X		YES	Proportional	FOR
1.09	Elect Director Robert S. Kapito	X		YES	Proportional	FOR

Forward Select Income Fund - CL A

	Exchange Ticker Symbol:	KIFAX	CUSIP:	34987A319

	Shareholder Meeting Date:	11/9/2009		Special Meeting

Proposed by
	Proposal	Issuer	Security Holder	Voted	LFTAX Voted	Management Recommended
1.01	Elect Director Dewitt F. Bowman	X		YES	Proportional	FOR
1.02	Elect Director Cecilia W. Herbert	X		YES	Proportional	FOR

Delaware Small Cap Value Fd - CL A

	Exchange Ticker Symbol:	DEVLX	CUSIP:	246097109

	Shareholder Meeting Date:	11/12/2009		Special Meeting

Proposed by
	Proposal	Issuer	Security Holder	Voted	LFTAX Voted	Management Recommended
1.01	Elect Director Thomas L. Bennett	X		YES	Proportional	FOR
1.02	Elect Director Patrick P. Coyne	X		YES	Proportional	FOR
1.03	Elect Director John A. Fry	X		YES	Proportional	FOR
1.04	Elect Director Anthony D. Knerr	X		YES	Proportional	FOR
1.05	Elect Director Lucinda S. Landreth	X		YES	Proportional	FOR
1.06	Elect Director Ann R. Leven	X		YES	Proportional	FOR
1.07	Elect Director Thomas F. Madison	X		YES	Proportional	FOR
1.08	Elect Director Janet L. Yeomans	X		YES	Proportional	FOR
1.09	Elect Director Richard Zecher	X		YES	Proportional	FOR
2	To approve a new investment advisory agreement between each fund	X		YES	Proportional	FOR
and Delaware Management Company, a series of Delaware Management Business Trust

Level 3 Communications, Inc.

	Exchange Ticker Symbol:	LVLT	CUSIP:	52729N100

	Shareholder Meeting Date:	5/20/2010		Annual Meeting

Proposed by
	Proposal	Issuer	Security Holder	Voted	LFTAX Voted	Management Recommended
1.01	Elect Director Walter Scott, Jr.	X		YES	FOR	FOR
1.02	Elect Director James Q. Crowe	X		YES	FOR	FOR
1.03	Elect Director R. Douglas Bradbury	X		YES	FOR	FOR
1.04	Elect Director Douglas C. Eby	X		YES	FOR	FOR
1.05	Elect Director James O. Ellis, Jr.	X		YES	FOR	FOR
1.06	Elect Director Richard R. Jaros	X		YES	FOR	FOR
1.07	Elect Director Robert E. Julian	X		YES	FOR	FOR
1.08	Elect Director Michael J. Mahoney	X		YES	FOR	FOR
1.09	Elect Director Rahul N. Merchant	X		YES	FOR	FOR
1.1	Elect Director Charles C. Miller, III	X		YES	FOR	FOR
1.11	Elect Director Arun Netravali	X		YES	FOR	FOR
1.12	Elect Director John T. Reed	X		YES	FOR	FOR
1.13	Elect Director Michael B. Yanney	X		YES	FOR	FOR
1.14	Elect Director Albert C. Yates	X		YES	FOR	FOR
2	To approve the granting to the Level 3 board of directors	X		YES	FOR	FOR
of discretionary authority to amend our restated certificate of incorporation to effect a reverse stock split at one of four ratios.
3	To approve an amendment to our restated certificate of	X		YES	FOR	FOR
incorporation increasing the number of authorized
shares of our common stock, par value $.01 per share,
by 400 million from 2.5 billion to 2.9 billion;
4
To approve the amendment and restatement to Level 3's 1995 stock plan (amended and restated as of 4/1/98) to among other things, extend the term of the plan to 5/20/20 and increase the number of shares of our common stock, par value $.01 per shares, that are reserved for issuance under the plan by 50 million.
		X		YES	FOR	FOR
5	To authorize the transaction of such other business as	X		YES	FOR	FOR
may properly come before the annual meeting or any
adjournments or postponements thereof

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lifetime Achievement Fund, Inc.

 /s/ Roland R. Manarin
By:  Roland R. Manarin, President
Principal Executive Officer
Date:  August 17, 2010